Note 2 - Summary of Significant Accounting Policies and Basis of Presentation (Details Textual)	12 Months Ended
Dec. 31, 2020
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years